Recoverable Taxes - Additional Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Period Of Recoverable Non Current Tax Assets Credit Offset Against Taxes Payable	next 48 months
PIS/PasepTaxes and Cofins [member]
IfrsStatementLineItems [Line Items]
Tax credit amount corresponds to original credit	R$ 565
Tax payables	R$ 137	R$ 1,335